Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Aerospace & Defense — 1.9%
Elbit Systems Ltd.	22,765		$2,965,411

Banks — 17.8%
Bank Hapoalim BM(a)	974,893		8,268,190
Bank Leumi Le-Israel BM(a)	1,247,382		9,752,765
FIBI Holdings Ltd.(a)	15,257		565,012
First International Bank of Israel Ltd.(a)	47,619		1,517,002
Israel Discount Bank Ltd., Class A(a)	999,366		4,965,833
Mizrahi Tefahot Bank Ltd.(a)	120,440		3,584,872
			28,653,674
Biotechnology — 0.2%
UroGen Pharma Ltd.(a)	16,569		291,946

Building Products — 0.2%
Caesarstone Ltd.	20,747		342,325

Capital Markets — 0.4%
Altshuler Shaham Provident Funds & Pension Ltd.	49,494		348,938
Electreon Wireless Ltd.(a)	3,739		317,431
			666,369
Chemicals — 3.4%
ICL Group Ltd.	604,773		4,366,088
Israel Corp. Ltd. (The)(a)	3,313		1,032,313
			5,398,401
Communications Equipment — 1.5%
AudioCodes Ltd.	22,735		732,323
Gilat Satellite Networks Ltd.	26,301		260,602
Ituran Location and Control Ltd.	16,164		391,331
Radware Ltd.(a)	35,757		1,044,104
			2,428,360
Construction & Engineering — 2.9%
Ashtrom Group Ltd.	34,661		817,406
Elco Ltd.(b)	8,244		474,735
Electra Ltd./Israel	1,771		1,011,203
Shapir Engineering and Industry Ltd.	122,777		947,501
Shikun & Binui Ltd.(a)	201,960		1,341,531
			4,592,376
Consumer Finance — 0.4%
Isracard Ltd.(a)	171,427		687,265

Distributors — 0.2%
Tadiran Holdings Ltd.	2,568		324,456

Diversified Telecommunication Services — 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,777,982		2,001,157

Equity Real Estate Investment Trusts (REITs) — 0.5%
REIT 1 Ltd.	153,837		838,012

Food & Staples Retailing — 1.6%
M Yochananof & Sons Ltd.	2,731		169,162
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,707		503,113
Shufersal Ltd.	228,288		1,934,861
			2,607,136
Food Products — 0.8%
Mehadrin Ltd.(a)	0	(c)	28
Strauss Group Ltd.	44,979		1,298,196
			1,298,224

Security	Shares	Value

Health Care Equipment & Supplies — 1.6%
Inmode Ltd.(a)(b)	21,270	$1,815,607
Nano-X Imaging Ltd.(a)(b)	28,545	713,625
		2,529,232
Hotels, Restaurants & Leisure — 0.6%
Fattal Holdings 1998 Ltd.(a)	5,323	581,987
NEOGAMES SA(a)	5,376	344,602
		926,589
Household Durables — 1.0%
Azorim-Investment Development & Construction Co. Ltd.(a)	72,554	293,224
Electra Consumer Products 1970 Ltd.	9,464	506,081
Maytronics Ltd.	37,289	724,326
		1,523,631
Independent Power and Renewable Electricity Producers — 2.6%
Doral Group Renewable Energy Resources Ltd.(a)(b)	49,550	224,136
Energix-Renewable Energies Ltd.	187,076	730,648
Enlight Renewable Energy Ltd.(a)(b)	789,800	1,677,758
Kenon Holdings Ltd./Singapore.	20,868	748,666
OPC Energy Ltd.(a)(b)	72,365	761,974
		4,143,182
Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,789	317,573

Insurance — 2.8%
Clal Insurance Enterprises Holdings Ltd.(a)	51,981	1,077,217
Harel Insurance Investments & Financial Services Ltd.	101,484	1,032,619
IDI Insurance Co. Ltd.	6,947	270,078
Menora Mivtachim Holdings Ltd.	21,783	469,452
Migdal Insurance & Financial Holdings Ltd.(a)	317,486	456,939
Phoenix Holdings Ltd. (The)	131,512	1,217,260
		4,523,565
Internet & Direct Marketing Retail — 2.9%
Fiverr International Ltd.(a)(b)	23,040	4,730,342
IT Services — 9.0%
Formula Systems 1985 Ltd.	7,898	703,620
Malam - Team Ltd.	6,596	215,159
Matrix IT Ltd.	29,415	736,909
One Software Technologies Ltd.	3,386	458,624
Wix.com Ltd.(a)	47,743	12,406,496
		14,520,808
Life Sciences Tools & Services — 0.3%
Compugen Ltd.(a)(b)	71,315	547,699

Machinery — 2.4%
Kornit Digital Ltd.(a)	37,436	3,900,831

Oil, Gas & Consumable Fuels — 1.5%
Delek Group Ltd.(a)(b)	7,399	394,295
Equital Ltd.(a)	17,199	484,408
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	28,075	132,749
Oil Refineries Ltd.(a)	1,517,543	419,809
Paz Oil Co. Ltd.	8,212	1,046,566
		2,477,827
Pharmaceuticals — 6.5%
Taro Pharmaceutical Industries Ltd.(a)	8,232	584,637
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	940,750	9,783,800
		10,368,437

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.5%
Danel Adir Yeoshua Ltd.	4,398	$856,037

Real Estate Management & Development — 10.0%
AFI Properties Ltd.(a)	9,303	415,850
Airport City Ltd.(a)	59,135	1,059,117
Alony Hetz Properties & Investments Ltd.	125,902	1,857,851
Amot Investments Ltd.	175,275	1,212,194
Azrieli Group Ltd.	36,422	2,775,697
Bayside Land Corp. Ltd.	119,588	1,127,490
Big Shopping Centers Ltd.(a)	8,537	1,068,542
Blue Square Real Estate Ltd.	4,653	333,585
Brack Capital Properties NV(a)	2,261	230,934
Gazit-Globe Ltd.	58,627	444,657
Israel Canada T.R Ltd.	94,561	400,895
Isras Investment Co. Ltd.	1,379	315,271
Mega Or Holdings Ltd.	20,336	700,029
Melisron Ltd.(a)(b)	18,255	1,257,683
Mivne Real Estate KD Ltd.	528,510	1,596,043
Prashkovsky Investments and Construction Ltd.	5,999	196,506
Property & Building Corp. Ltd.	1,626	195,032
Summit Real Estate Holdings Ltd.(a)	31,777	505,247
YH Dimri Construction & Development Ltd.	6,441	369,351
		16,061,974
Semiconductors & Semiconductor Equipment — 3.6%
Camtek Ltd./Israel(a)	24,209	885,845
Nova Measuring Instruments Ltd.(a)	24,170	2,454,724
Tower Semiconductor Ltd.(a)	87,413	2,434,126
		5,774,695
Software — 18.9%
Check Point Software Technologies Ltd.(a)	96,236	11,257,687
Cognyte Software Ltd.(a)(b)	56,285	1,448,776
CyberArk Software Ltd.(a)	33,273	4,210,366
Hilan Ltd.	12,612	620,733
Magic Software Enterprises Ltd.	23,213	377,813
Nice Ltd.(a)	53,859	11,682,798
Sapiens International Corp. NV	25,468	749,315
		30,347,488
Specialty Retail — 0.8%
Arko Corp.(a)	1	7

Security	Shares	Value

Specialty Retail (continued)
Delek Automotive Systems Ltd.(b)	44,120	$593,126
Fox Wizel Ltd.	6,420	743,260
		1,336,393
Technology Hardware, Storage & Peripherals — 0.9%
Nano Dimension Ltd., ADR(a)	213,042	1,512,598

Textiles, Apparel & Luxury Goods — 0.2%
Delta-Galil Industries Ltd.(b)	7,688	274,923

Wireless Telecommunication Services — 0.5%
Cellcom Israel Ltd.(a)	77,056	311,298
Partner Communications Co. Ltd.(a)	118,597	556,597
		867,895
Total Common Stocks — 99.9%
(Cost: $153,062,357)		160,636,831

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	12,661,393	12,668,990
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	90,000	90,000
		12,758,990
Total Short-Term Investments — 7.9%
(Cost: $12,756,938)		12,758,990

Total Investments in Securities — 107.8%
(Cost: $165,819,295)		173,395,821

Other Assets, Less Liabilities — (7.8)%.		(12,578,333)

NetAssets — 100.0%		$160,817,488

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than 1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,214,776	$9,457,459	(a)	$—	$(3,731)	$486	$12,668,990	12,661,393	$80,808	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,000	44,000	(a)	—	—	—	90,000	90,000	32		—
					$(3,731)	$486	$12,758,990		$80,840		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	06/18/21	$148	$(5)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$55,326,807	$105,310,024	$—	$160,636,831
Money Market Funds	12,758,990	—	—	12,758,990
	$68,085,797	$105,310,024	$—	$173,395,821
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5)	$—	$—	$(5)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

 3